EASTERN EUROPEAN EQUITY FUND (VEEEX)
ANNUAL REPORT DECEMBER 31, 2004

Fund Manager Comment 2004

2004 was a year of strong economic growth and excellent corporate results for Eastern Europe. It was also a year of IPO's, bringing a number of attractive new companies onto the stock markets of the region. For the whole year 2004 the fund returned 48.9%. For a period of three years the fund ranked number 2 out of 147 funds listed in its Morningstar* peer group, and was awarded a five-star rating. Due to its broad diversification and value investment style, the fund's risk profile is much lower than that of most other Eastern European funds. At the end of the year the fund manager rating "The Ranking Service" ranked the fund's manager Gunter Faschang first out of 3,341 fund managers in the US. The service evaluated the five-year risk-adjusted performance of the fund manager.

In Russia the year was dominated by news relating to the Yukos affair. The government step by step destroyed the company by issuing huge tax claims, freezing assets, imprisoning major shareholders and finally selling the main production subsidiary Yugansk (60% of production) to cover only part of the tax claims. Yugansk was sold to the unknown Baikal Finance Group, which is a vehicle of the Russian government. Probably Yugansk will end up in Gazprom and more assets could be sold from Yukos. Due to the Yukos affair and tax claims against other companies the Russian market delivered the weakest performance of all Eastern European markets in 2004.

The Russian government announced the merger of the state oil company Rosneft into Gazprom. This will lead to the government gaining majority in the company and will allow the share trading liberalization for foreign investors. As a consequence, Gazprom's weight could increase from 0.3% to 3% in the MSCI Emerging Markets Index, doubling the weight of Russia as a country. Gazprom will probably receive Yukos assets at attractive prices and will benefit from regulated gas price increases in Russia. The Russian government seems to build a major national oil and gas giant around Gazprom. For these reasons we have held a big position in the company, which performed very well and is likely to continue to do so in the future.

In the second half of 2004 ConocoPhillips bought 7.6% of Lukoil as the government sold its final stake for USD 2bn and Total bought a 25% stake in Novatek for USD 1bn. This demonstrates that the Russian government is not against foreign investment. We believe that the government will remain on track with reform and that Putin is in fact increasing law and order in Russia. Since the Yukos affair tax payers have become very compliant with the Russian tax law, which was not the case in the chaotic years of Boris Yeltsin's presidency. We think that the Yukos affair will remain an isolated case and see it as unlikely that the state will take over assets of other companies.

Central European Markets showed a major outperformance against Russia in 2004 which was very positive for the fund's performance. We had a strong overweight in the countries that joined the EU on May 1. This was a milestone for Europe and it will have very positive effects on the new member countries economies for the years to come. At least until the introduction of the Euro around 2009 the financial markets of these countries should benefit from high FDI inflows, rising EU subsidies and strong economic growth.

Eastern European Equity Fund

                                      1

Poland faced a political crisis at the beginning of the year. Prime minister Miller resigned, a part of the governing SLD party split itself off. However, new elections were avoided. The next elections are now scheduled for 2005. The Polish economy saw a strong recovery after some difficult years. Following its huge decline the Polish zloty strengthened markedly in 2004. The cash-rich Polish pension funds kept supporting the market in 2004, which resulted in a valuation premium of Polish stocks compared to their regional peers. The biggest IPO of the year took place in Poland with the privatization of the largest retail bank PKO BP. The institutional tranche was eleven times over subscribed, which lead to a share price rally of 20% on the first day of trading. We could get a good allocation and benefited from the IPO as we did in several other successful IPO's in 2004. Other major placements have been BorsodChem (Chemicals) in Hungary, Zentiva (Pharma) in the Czech Republic, or Open Investments (Real Estate) in Russia.

The Hungarian economy had a turbulent start to the year with a 300 bpts rate hike by the National Bank to support the Hungarian forint. The new finance minister, however, established trust into his policies. Thereafter, the forint stabilised against the Euro and even appreciated strongly against the USD. The sharp fall of the USD was a major factor influencing the performance of the fund positively in 2004. As we had very little Russian positions, which are traded in USD we benefited from the strength of the Central European currencies.

Corporate earnings have been excellent for most companies in 2004 reflecting the good macro economic environment but also good management and corporate governance at most companies in Eastern Europe. Outstanding examples have been OTP, MOL, PKN, Cesky Telecom, CEZ, Erste Bank, Bank Austria, all of them being among the biggest positions in our fund. Like the Hungarian market, the Czech market benefited strongly from successful operations of its listed companies. The Czech market was also driven up by the privatization of Unipetrol and the upcoming privatization of Cesky Telecom. However, there is still uncertainty wether Cesky Telecom will be sold to a strategic investor or through a placement on the stock exchange.

Finally, the Turkish market experienced an exciting year. While having a turbulent first half of the year, the Turkish market posted strong gains in the second half. Investors became increasingly optimistic about Turkey starting EU accession negotiations. They were proved right when in December the EU and Turkey signed the historic agreement to start membership negotiations in 2005, although with certain conditions leaving an open end to the negotiations.

Outlook
When looking at the Eastern European economies and companies, we see a bright year 2005 and several more good years to come. The countries are extremely competitive with tax rates and wages far lower than in the EU. Investment and consumption growth can still be very high, as both have just started to grow from a very low base. EU subsidies will help the countries budgets and will give an additional boost to investment and consumption growth. In Russia we see no economic problems as long as the oil price stays above USD 20-25. We are convinced that the Yukos affair will remain an isolated case and that Putin is bringing order and stability to a country that was almost melting down during the chaotic nineties. We position the fund mainly in the new EU member countries. Our positions in Russia will be focused on consumpion oriented companies, benefiting from the strong economic growth of Russia, and on Kremlin-friendly firms like Gazprom and Lukoil.

Eastern European Equity Fund

                                      2

The biggest risk for the fund is external, and lies in the US economy. The US has built a large twin deficit, and the US consumer has piled up a massive load of debt. At the same time the slide of the USD is putting pressure on European and Asian exports. The only way to rebalance this disequilibrium is through a slowdown of US consumption and economic growth. Certainly, this would be bad news for global stock markets. We believe that Eastern Europe can outperform the western markets strongly, as it did during the global slow-down in 2000-2002. However, as some stocks have surpassed their fair value, and taking into consideration the risks to the global economy, we have positioned the fund defensively including an increased cash holding going into 2005.

Eastern European Equity Fund

                                      3

EASTERN EUROPEAN EQUITY FUND
SUPPLEMENTAL INFORMATION

A. Fund Expenses Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2004 and held for the six months ended December 31, 2004.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             Expenses Paid During
                                         Beginning Account  Ending Account         Period*
                                               Value             Value       July 1, 2004 through
                                           July 1, 2004    December 31, 2004  December 31, 2004
CLASS A                                  ----------------- ----------------- --------------------
Actual                                        $1,000           $1,301.68            $17.59
Hypothetical (5% return before expenses)      $1,000           $1,009.80            $15.36

Eastern European Equity Fund

                                      4

                                                                             Expenses Paid During
                                         Beginning Account  Ending Account         Period*
                                               Value             Value       July 1, 2004 through
                                           July 1, 2004    December 31, 2004  December 31, 2004
CLASS C                                  ----------------- ----------------- --------------------
Actual                                        $1,000           $1,295.81            $21.87
Hypothetical (5% return before expenses)      $1,000           $1,006.05            $19.11

*Expenses are equal to the Fund's annualized expense ratio of 3.04% for Class A and 3.79% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

B. Portfolio Holdings, by Sector, as Percentage of Net Assets
                                    [CHART]

            Eastern European Equity Fund
Portfolio Holdings, by Sector, as Percentage of Net Assets
               as of December 31, 2004

Banking                           23.34%
Chemicals                          1.63%
Electricity Distributor            5.36%
Investments                        6.03%
Medical Drugs                      3.07%
Metals                             1.72%
Mining                             0.33%
Oil & Gas                         11.49%
Other assets, net of liabilities  19.11%
Real Estate                        6.36%
Telecommunications                19.19%
Tobacco                            1.41%
Utilities -Electric                0.96%



Eastern European Equity Fund

                                      5

COMPARISON OF $10,000 INVESTMENT IN
EASTERN EUROPEAN EQUITY FUND VS. NRI COMPOSITE-11*

                                    [CHART]

Eastern European Equity Fund Class A Shares

                VEEEX     NRI Composite-11
               --------   ----------------
 2/15/1996     $ 9,425      $10,000
12/31/1996      14,034       13,476
12/31/1997      14,949       13,571
12/31/1998       7,979       10,607
12/31/1999       9,136       12,358
12/31/2000       7,538       11,061
12/31/2001       6,979       10,278
12/31/2002       8,410       12,730
12/31/2003      12,586       18,811
12/31/2004      19,133       28,500



Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

                                    [CHART]

 Eastern European Equity Fund Class C Shares

                 VEEEX     NRI Composite-11
                --------   ----------------
  1/9/2003       $10,000         $10,000
12/31/2003        14,750          14,867
12/31/2004        21,765          22,523



*Nomura Research Institute's ("NRI") Composite-11 Index is comprised of equities traded on listed markets in Poland, the Czech Republic, Hungary, Slovakia, Croatia, Romania, Slovenia, Estonia, Latvia, Lithuania and Russia. Returns do not include dividends and are expressed in US$.

       Average Annual Total Returns for Periods ended December 31, 2004

        Class A Shares             Class C Shares
------------------------------ ----------------------
               Since inception        Since inception
1 Year 5 Years     2/15/96     1 Year     1/9/03
------ -------     -------     ------     ------

40.35% 18.57%       7.58%      47.56%     48.25%

   Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Eastern European Equity Fund

                                      6

                         EASTERN EUROPEAN EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 2004

          Number
          of
          Shares  Security Description                   Market Value
          ------- --------------------                   ------------

                  Common Stocks:                  83.87%

                  Austria:                         2.76%
            3,000 Bank Austria Creditanstalt             $    271,170
           10,000 Erste Bank Der Oester Spar                  534,185
           72,000 Immoeast Immobilien                         669,403
                                                         ------------
                                                            1,474,758
                                                         ------------

                  Bulgaria:                        1.64%
           65,000 Equest Invest Bulgaria*                     872,910
                                                         ------------

                  Cayman Island:                   0.93%
           38,000 Rengaz Holdings Ltd.*                       495,900
                                                         ------------

                  Croatia:                         1.08%
           46,040 Pliva D D GDR                               575,500
                                                         ------------

                  Czech Republic:                 13.36%
          136,000 Cesky Telecom                             2,248,568
          120,000 CEZ AS                                    1,830,876
            7,500 Komercni Banka                            1,098,955
           12,900 Komercni Banka AS Sponsored ADR             629,437
            1,000 Philip Morris CR                            751,266
          131,700 Unipetrol*                                  579,166
                                                         ------------
                                                            7,138,268
                                                         ------------

                  Estonia:                         4.01%
          164,000 Hansabank Ltd                             2,142,232
                                                         ------------

                  Great Britain:                   0.32%
           48,000 Highland Gold Mining Ltd.                   173,239
                                                         ------------

                  Hungary:                        16.89%
           85,000 Borsodchem RT                               869,638
            9,464 Demasz RT                                   797,025
           13,400 Demasz Rt. GDR*                             225,700

Eastern European Equity Fund

                                      7

         Number
         of
         Shares  Security Description                      Market Value
         ------- --------------------                      ------------

          17,530 Egis Gyogysergyar                         $  1,057,282
           1,340 Gedeon Richter Ltd GDR Reg S                   155,440
           7,900 Richter Gedeon Vegyeszeti                      992,283
          12,050 Magyar Tavkozlesi RT. - A                      294,141
         210,650 Magyar Tavkozlesi RT.                        1,008,231
          20,000 Magyar Olay Es Gazipari RT                   1,406,559
           1,000 MOL Magyar Olay GDR Reg S                       67,800
          40,000 OTP Bank                                     1,232,814
          15,000 OTP Bank GDR Reg S                             915,000
                                                           ------------
                                                              9,021,913
                                                           ------------

                 Poland:                            15.60%
         235,995 Bank Millennium*                               264,720
          20,230 Bank Polska Kasa Opieki                        932,009
          25,000 Bank Polska Kasa Opieki SA                   1,151,765
           3,000 Bank Przemyslowohandlowy BPH                   510,783
          20,000 Bank Zachodni WBK SA                           647,660
          12,011 Globe Trade Centre S.A.*                       425,041
         225,000 PKO Bank Poslki S.A.*                        2,088,202
         350,000 Telekomunikacja Polska SA                    2,313,547
                                                           ------------
                                                              8,333,727
                                                           ------------

                 Russia:                            25.17%
          16,500 JSC Mining & Smelting SP ADR                   915,750
          25,000 Lukoil Oil Co Sponsored ADR                  3,035,000
          12,600 Mobile Telesystems                           1,745,226
         102,100 Novy Neft Limited*                           1,841,302
         310,000 OAO Open Investments*                        2,290,125
          13,000 Sibnetf - ADR*                                 390,000
          18,000 Unified Energy System Russia S GDR             513,000
          72,000 Vimpel Communications Spon ADR*              2,602,080
          42,000 Yukos Corp Sponsored ADR                       109,200
                                                           ------------
                                                             13,441,683
                                                           ------------

                 Slovenia:                           1.12%
           1,250 KRKA                                           599,064
                                                           ------------

Eastern European Equity Fund

                                      8

          Number
          of
          Shares Security Description                     Market Value
          ------ --------------------                     ------------

                 Sweden:                            0.98%
          29,500 Vostok Nafta Investment*                 $   523,821
                                                          -----------

                 Total Investments
                 (Cost: $31,206,146)**             83.86%  44,793,015
                 Other assets, net of liabilities  16.14%   8,619,835
                                                  ------- -----------
                 Net Assets                       100.00% $53,412,850
                                                  ======= ===========

 * Non-income producing
** Cost for Federal income tax purposes is $31,206,146 and net unrealized appreciation consists of:

Gross unrealized appreciation $14,323,667
Gross unrealized depreciation    (736,798)
                              -----------
Net unrealized appreciation   $13,586,869
                              ===========

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR - Security represented is held by the custodian bank in the form of Global Depository Receipts.

See Notes to Financial Statements

Eastern European Equity Fund

                                      9

EASTERN EUROPEAN EQUITY FUND
INDUSTRY PERCENTAGE BASED ON NET ASSETS
December 31, 2004

                    Banking                           23.34%
                    Oil & Gas                         11.49%
                    Telecommunications                19.19%
                    Medical Drugs                      3.07%
                    Electricity Distributor            5.36%
                    Chemicals                          1.63%
                    Investments                        6.03%
                    Metals                             1.72%
                    Mining                             0.33%
                    Real Estate                        6.36%
                    Utilities - Electric               0.96%
                    Tobacco                            1.41%
                                                     -------
                                                      80.89%
                    Other assets, net of liabilities  19.11%
                                                     -------
                    Net Assets                       100.00%
                                                     =======

See Notes to Financial Statements

Eastern European Equity Fund

                                      10

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

Assets:
Investments at value (identified cost of $31,206,146) (Notes 1 & 3)                           $ 44,793,015
Cash                                                                                             6,386,154
Foreign Currency (cost of $2,225,951)                                                            2,343,023
  Receivables:
    Capital stock sold                                                               $338,615
    Dividends                                                                          35,007
    Tax reclaim                                                                        12,043
                                                                                     --------
                                                                                                   385,665
    Prepaid expenses                                                                                27,644
                                                                                              ------------
Total Assets                                                                                    53,935,501
                                                                                              ------------
Liabilities
Securities purchased                                                                               417,777
Capital stock redeemed                                                                              14,906
  Accrued expenses:
    Investment management fees                                                         51,573
    12b-1 fees                                                                          8,599
    Custody                                                                            11,807
    Accounting                                                                         15,594
    Administration                                                                      2,395
                                                                                     --------
                                                                                                    89,968
                                                                                              ------------
Total Liabilities                                                                                  522,651
                                                                                              ------------
Net Assets                                                                                    $ 53,412,850
                                                                                              ============
Net Assets - Class A Shares                                                                   $ 53,324,055
                                                                                              ============
Net Asset Value and Redemption Price Per Class A Share (Note 2)
($53,324,055/2,788,662 shares outstanding)                                                    $      19.12
                                                                                              ============
Maximum Offering Price Per Share ($19.12 x 100/94.25)                                         $      20.29
                                                                                              ============
Net Assets - Class C Shares                                                                   $     88,795
                                                                                              ============
Net Asset Value, Redemption and Offer Price Per Share
($88,795 / 4,737 shares outstanding)                                                          $      18.74
                                                                                              ============
At December 31, 2004 there were 50,000,000 shares of $.01 par value stock authorized and the components of net assets are:
Paid in capital                                                                               $ 73,961,621
Net unrealized appreciation of investments and foreign currency transactions                    13,706,474
Accumulated net realized loss on investments and foreign currency transactions                 (34,255,245)
                                                                                              ------------
Net Assets                                                                                    $ 53,412,850
                                                                                              ============

See Notes to Financial Statements

Eastern European Equity Fund

                                      11

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2004

Investment Income:
 Dividend (Net of foreign tax withheld of $106,758 )                $610,152
 Interest income                                                       7,375
                                                                    --------
Total Investment Income                                                      $   617,527
                                                                             -----------
Expenses:
 Investment management fees (Note 2)                                 516,973
 12b-1 fees Class A                                                   38,219
 12b-1 fees Class C                                                      254
 Recordkeeping and administrative services (Note 2)                   82,716
 Custodian fees                                                       58,365
 Accounting fees                                                      56,465
 Transfer agent fees (Note 2)                                        129,812
 Shareholder servicing and reports (Note 2)                           70,299
 Professional fees                                                   144,905
 Filing and registration fees (Note 2)                                42,558
 Other                                                                53,887
                                                                    --------
 Total expenses                                                                1,194,453
                                                                             -----------
Net Investment Loss                                                             (576,926)
                                                                             -----------
Realized and Unrealized Gain on Investments and Foreign Currencies:
 Net realized gain on investments                                             12,313,045
 Net realized gain on foreign currency conversions                                28,460
 Net change in unrealized appreciation of investments and foreign
   currencies                                                                  4,299,686
                                                                             -----------
 Net Gain on Investments                                                      16,641,191
                                                                             -----------
 Net Increase in Net Assets Resulting From Operations                        $16,064,265
                                                                             ===========

See Notes to Financial Statements

Eastern European Equity Fund

                                      12

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                 Year Ended         Year Ended
                                                              December 31, 2004 December 31, 2003*
                                                              ----------------- ------------------
Increase (decrease) in net assets from:
OPERATIONS
 Net investment loss                                             $  (576,926)      $  (253,403)
 Net realized gain on investments and foreign currency
  transactions                                                    12,341,505         4,279,659
 Net change in unrealized gain on investments and foreign
  currencies                                                       4,299,686         7,700,036
                                                                 -----------       -----------
 Net increase in net assets resulting from operations             16,064,265        11,726,292

CAPITAL SHARE TRANSACTIONS**
 Net increase (decrease) in net assets resulting from capital
  share transactions - Class A                                    (1,375,391)        8,017,533
 Net increase in net assets resulting from capital share
  transactions - Class C*                                             71,868             6,126
                                                                 -----------       -----------
 Net increase in net assets                                       14,760,742        19,749,951
 Net assets at beginning of period                                38,652,108        18,902,157
                                                                 -----------       -----------
NET ASSETS at end of period                                      $53,412,850       $38,652,108
                                                                 ===========       ===========

 * Commencement of operations for Class C shares was January 9, 2003. ** A summary of capital share transactions follows:

                                 Year Ended                Year Ended
                              December 31, 2004         December 31, 2003
                          ------------------------  ------------------------
                            Shares        Value       Shares        Value
  Class A shares          ----------  ------------  ----------  ------------
  Shares sold              1,335,180  $ 21,325,379   1,902,067  $ 19,047,810
  Shares redeemed         (1,556,055)  (22,700,770) (1,095,715)  (11,030,277)
                          ----------  ------------  ----------  ------------
  Net increase (decrease)   (220,875) $ (1,375,391)    806,352  $  8,017,533
                          ==========  ============  ==========  ============

                                 Year Ended               Period Ended
                              December 31, 2004        December 31, 2003*
                          ------------------------  ------------------------
                            Shares        Value       Shares        Value
  Class C shares          ----------  ------------  ----------  ------------
  Shares sold                  4,929  $     80,828         343  $      6,126
  Shares redeemed               (535)       (8,960)         --            --
                          ----------  ------------  ----------  ------------
  Net increase                 4,394  $     71,868         343  $      6,126
                          ==========  ============  ==========  ============

See Notes to Financial Statements

Eastern European Equity Fund

                                      13

EASTERN EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  Class A shares                          Class C Shares
                                ---------------------------------------------       -----------------------
                                             Years ended December 31,                Year ended  Period Ended
                                ---------------------------------------------       December 31, December 31,
                                  2004     2003      2002     2001        2000          2004        2003*
                                -------  --------  -------  -------  --------       ------------ ------------
Per Share Operating
 Performance
Net asset value, beginning of
 year                           $ 12.84  $   8.58  $  7.12  $  7.69  $   9.32         $ 12.70      $   8.61
                                -------  --------  -------  -------  --------         -------      --------
Income from investment
 operations:
  Net investment loss            (0.21)     (0.08)   (0.13)   (0.07)    (0.21)/(1)/     (0.24)        (0.27)
  Net realized and unrealized
   gain (loss) on investments      6.49      4.34     1.59    (0.50)    (1.42)           6.28          4.36
                                -------  --------  -------  -------  --------         -------      --------
Total from investment
 operations                        6.28      4.26     1.46    (0.57)    (1.63)           6.04          4.09
                                -------  --------  -------  -------  --------         -------      --------
Net asset value, end of year    $ 19.12  $  12.84  $  8.58  $  7.12  $   7.69         $ 18.74      $  12.70
                                =======  ========  =======  =======  ========         =======      ========

Total Return                     48.91%    49.65%   20.51%   (7.41%)  (17.49%)         47.54%        47.50%

Ratios/Supplemental Data
Net assets, end of year (000's) $53,324  $ 38,648  $18,902  $15,070  $ 19,232         $    89      $      4
Ratio to average net assets:
  Expenses/(A)/                   3.04%     2.94%    3.23%    3.46%     2.81%           3.79%         3.94%**
  Expenses - net/(B)/             3.04%     2.94%    3.23%    3.38%     2.59%           3.79%         3.94%**
  Net investment loss            (1.55%)   (0.09%)  (1.62%)  (0.95%)   (1.76%)         (2.30%)       (1.90%)**
Portfolio turnover rate          91.97%   117.27%   85.90%   71.18%    85.97%          91.97%       117.27%

 * Commencement of operations for Class C shares was January 9, 2003. ** Annualized

/(A)/ Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

/(B)/ Expense ratio-net reflects the effect of the custodian fee credits the Fund received. In addition, the expense ratio in 2001 has increased by .25% as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

/(1)/ Based on average shares outstanding

See Notes to Financial Statements

Eastern European Equity Fund

                                      14

EASTERN EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Eastern European Equity Fund (the "Fund"), previously the Eastern European Equity Fund, is a series of The World Funds, Inc. ("TWF"), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the Fund 50,000,000 of its 850,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the "Plan") approved at a special meeting of the shareholders held on September 24, 2004 (see Note 5 for further discussion). The Fund maintains its financial statements, information and performance history in accordance with the Plan.

The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Eastern Europe.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation
Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

Security Transactions and Dividends
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date.

Currency Translation
The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the

Eastern European Equity Fund

                                      15

exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required. As of December 31, 2004, the Fund had capital loss carryforwards of $34,255,245 available to offset future capital gains, of which $3,539,926 expires in 2006, $18,895,462 expires in 2007, $4,400,101 expires in 2008,
$3,798,604 expires in 2009 and $3,621,152 expires in 2010.

Accounting Estimates
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

2. INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. ("VAM"). Pursuant to the Sub-Advisory Agreement, VAM provides CCM with investment analysis and timing advice, research and statistical analysis relating to the management of the portfolio securities of the Fund. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.60% of the investment advisory fees received

Eastern European Equity Fund

                                      16

by CCM. VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the year ended December 31, 2004, CCM earned and received $516,973 in advisory fees.

Effective with the completion of the Fund's reorganization on November 8, 2004, (See Notes 1 and 5 for further discussion of the Fund's reorganization) CCM has contractually agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 2.75% and that the ratio of total annual operating expenses for the Fund's Class C Shares is limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund's shares, FDCC receives a maximum contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended December 31, 2004, FDCC received $29,755 in underwriting fees and commissions and $72,726 in CDSC fees relating to the distribution and redemption of certain Fund shares.

Effective August 20, 2004, the Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.

The Fund has adopted a Distribution Plan (the "Plan") for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets. CSS received $82,716 for its services for the year ended December 31, 2004.

Fund Services, Inc. ("FSI") provides transfer and dividend disbursing agent services to the Fund. FSI received $129,812 for its services for the year ended December 31, 2004.

Certain officers and/or directors of the Fund are also officers and/or directors of VAM, FDCC, CSS, and FSI.

Eastern European Equity Fund

                                      17

3. INVESTMENTS/CUSTODY

Purchases and sales of securities other than short-term notes aggregated $33,998,883 and $42,296,742, respectively, for the year ended December 31, 2004.

4. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses. There were no distributions to shareholders for each of the years ended December 31, 2004 and 2003, respectively.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                          Year ended December 31, 2004
                          ----------------------------
Capital loss carryforward         $(34,255,245)
Unrealized appreciation             13,706,474
                                  ------------
Total                             $(20,548,771)
                                  ============

Reclassifications:
Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2004, the Fund increased undistributed net investment income by $576,926, decreased accumulated net realized losses by $19,435 and decreased paid in capital by $557,491. These reclasses were made as a result of permanent book/tax differences relating primarily to net operating losses and foreign currency transactions.

5. SPECIAL MEETINGS OF SHAREHOLDERS

A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on August 20, 2004. This Special Meeting was called to approve a 12b-1 Distribution Plan for the Class A shares of up to 0.25% of the average daily net assets attributable to the Class A Shares. The number of shares voting for approval was 860,562 (67.90%); the number of shares voting against approval was 132,877 (10.48%); the number of shares abstaining was 32,690 (2.58%) and the number of broker non-votes was 241,338 (19.04%).

A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on September 24, 2004. This Special Meeting was called to approve an Agreement and Plan of Reorganization (the "Plan") providing for the transfer of all of the assets and liabilities of the Eastern European Equity Fund (the "Vontobel Fund") to the Eastern European Equity Fund (the "Fund"), a corresponding series of The World Funds, Inc. ("TWF"). The Fund is a new series of TWF created solely for the purposes of this

Eastern European Equity Fund

                                      18

reorganization. The number of shares voting for approval was 1,280,777 (87.31%); the number of shares voting against approval was 141,441 (9.64%) and the number of shares abstaining was 44,778 (2.58%). The reorganization was completed on November 8, 2004 at which time the Fund adopted as its own the financials, information and performance history of the Vontobel Fund.

Eastern European Equity Fund

                                      19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Eastern European Equity Fund
Richmond, Virginia

     We have audited the accompanying statements of assets and liabilities of Eastern European Equity Fund (formerly Eastern European Equity Fund), including the schedule of portfolio investments as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets or each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eastern European Equity Fund, as of December 31, 2004, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
February 11, 2005

Eastern European Equity Fund

                                      20

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION
(Unaudited)

Information pertaining to the directors and officers of the fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and    Position(s) Held with Number of Principal Occupation(s)  Other
Age                  Company and Tenure    Funds in  During the Past 5        Directorships
                                           Company   Years                    by Directors
                                           Overseen                           and Number of
                                                                              Funds in the
                                                                              Complex
                                                                              Overseen
--------------------------------------------------------------------------------------------
Interested Directors:
--------------------------------------------------------------------------------------------
*John Pasco, III (1)  Chairman, Director       7     Mr. Pasco is Treasurer   The World
8730 Stony Point      and Treasurer since            and a Director of        Insurance
Parkway               May, 1997                      Commonwealth             Trust - 1 Fund
Suite 205                                            Shareholder Services,
Richmond, VA 23235                                   Inc. ("CSS"), the
(59)                                                 Company's
                                                     Administrator, since
                                                     1985; President and
                                                     Director of First
                                                     Dominion Capital
                                                     Corp. ("FDCC"), the
                                                     Company's
                                                     underwriter; Director
                                                     and shareholder of
                                                     Fund Services, Inc., the
                                                     Company's Transfer
                                                     and Disbursing Agent
                                                     since 1987; President
                                                     and Treasurer of
                                                     Commonwealth
                                                     Capital Management,
                                                     Inc. since 1983 which
                                                     also owns an interest
                                                     an interest in the
                                                     investment adviser to
                                                     the Third Millennium
                                                     Russia Fund, another
                                                     fund of the Company;
                                                     President of

Eastern European Equity Fund

                                      21

Name, Address and  Position(s) Held with Number of Principal Occupation(s) Other
Age                Company and Tenure    Funds in  During the Past 5       Directorships
                                         Company   Years                   by Directors
                                         Overseen                          and Number of
                                                                           Funds in the
                                                                           Complex
                                                                           Overseen
-------------------------------------------------------------------------------------------
Interested Directors (continued):
-------------------------------------------------------------------------------------------
John Pasco, III     Chairman, Director       7     Commonwealth            The World
                    and Treasurer since            Capital Management,     Insurance
                    May, 1997                      LLC, the investment     Trust - 1 Fund
                                                   adviser to the
                                                   GenomicsFund series
                                                   of the Company, since
                                                   December, 2000;
                                                   Shareholder of
                                                   Commonwealth Fund
                                                   Accounting, Inc.,
                                                   which provides
                                                   bookkeeping services
                                                   to the Company;
                                                   Chairman, Trustee and
                                                   Treasurer of The
                                                   World Insurance Trust,
                                                   a registered investment
                                                   company, since May,
                                                   2002. Mr. Pasco is also
                                                   a certified public
                                                   accountant.
-------------------------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------------------------
Samuel Boyd, Jr.    Director since           7     Mr. Boyd is Manager     The World
8730 Stony Point    May, 1997                      of the Customer         Insurance
Parkway                                            Services Operations     Trust - 1 Fund;
Suite 205                                          and Accounting          Satuit Capital
Richmond, VA 23235                                 Division of the         Management
(64)                                               Potomac Electric Power  Trust - 1 Fund;
                                                   Company since August,   Janus Adviser
                                                   1978; a Trustee of The  Series Trust - 2
                                                   World Insurance Trust,  Funds
                                                   a registered investment
                                                   company, since May,
                                                   2002; a Trustee of
                                                   Satuit Capital
                                                   Management Trust, a
                                                   registered investment
                                                   company, since
                                                   October, 2002; a
-------------------------------------------------------------------------------------------

Eastern European Equity Fund

                                      22

Name, Address and  Position(s) Held with Number of Principal Occupation(s)  Other
Age                Company and Tenure    Funds in  During the Past 5        Directorships
                                         Company   Years                    by Directors
                                         Overseen                           and Number of
                                                                            Funds in the
                                                                            Complex
                                                                            Overseen
--------------------------------------------------------------------------------------------
Non-Interested Directors (continued):
--------------------------------------------------------------------------------------------
Samuel Boyd, Jr.      Director since         7     Trustee of Janus         The World
                      May, 1997                    Advisor Series Trust, a  Insurance
                                                   registered investment    Trust - 1 Fund;
                                                   company, since           Satuit Capital
                                                   September, 2003.         Management
                                                   Mr. Boyd is also a       Trust - 1 Fund;
                                                   certified public         Janus Adviser
                                                   accountant.              Series Trust - 2
                                                                            Funds
--------------------------------------------------------------------------------------------
William E. Poist      Director since         7     Mr. Poist is a financial The World
8730 Stony Point      May, 1997                    and tax consultant       Insurance
Parkway                                            through his firm         Trust - 1 Fund;
Suite 205                                          Management Funds         Satuit Capital
Richmond, VA 23235                                 Consulting for           Management
(65)                                               Professionals since      Trust - 1 Fund
                                                   1968; a Trustee of The
                                                   World Insurance Trust,
                                                   a registered investment
                                                   company, since May,
                                                   2002; and a Trustee of
                                                   Satuit Capital
                                                   Management Trust, a
                                                   registered investment
                                                   company, since
                                                   February, 2004.
                                                   Mr. Poist is also a
                                                   certified public
                                                   accountant.
--------------------------------------------------------------------------------------------
Paul M. Dickinson     Director since         7     Mr. Dickinson is         The World
8730 Stony Point      May, 1997                    President of Alfred J.   Insurance
Parkway                                            Dickinson, Inc.          Trust - 1 Fund;
Suite 205                                          Realtors since April,    Satuit Capital
Richmond, VA 23235                                 1971; a Trustee of The   Management
(57)                                               World Insurance Trust,   Trust - 1 Fund
                                                   a registered investment
                                                   company, since May,
                                                   2002; and a Trustee of
                                                   Satuit Capital
                                                   Management Trust, a
                                                   registered investment
                                                   company, since
                                                   February, 2004..
--------------------------------------------------------------------------------------------

Eastern European Equity Fund

                                      23

Name, Address and        Position(s) Held with  Number of Principal Occupation(s) Other
Age                      Company and Tenure     Funds in  During the Past 5       Directorships
                                                Company   Years                   by Directors
                                                Overseen                          and Number of
                                                                                  Funds in the
                                                                                  Complex
                                                                                  Overseen
-----------------------------------------------------------------------------------------------
Officers:
-----------------------------------------------------------------------------------------------
F. Byron Parker, Jr.     Secretary since           N/A    Mr. Parker is Secretary      N/A
1500 Forest Avenue       May, 1997                        of CSS and FDCC since
Suite 222                                                 1986; Secretary of
Richmond, VA 23229                                        Vontobel Funds, Inc., a
(61)                                                      registered investment
                                                          company, since March,
                                                          1997; Secretary of The
                                                          World Insurance Trust,
                                                          a registered investment
                                                          company, since May,
                                                          2002; and partner in
                                                          the law firm Parker
                                                          and McMakin.
-----------------------------------------------------------------------------------------------
* Jane H. Williams       Vice President of the     N/A    Ms. Williams is              N/A
245 Lytton Avenue        Company and                      President of Sand Hill
Suite 250                President of the Sand            Advisors, Inc., a
Palo Alto, CA 94301-1465 Hill Portfolio Manager           registered investment
(56)                     Fund series since                adviser, since August,
                         May, 1997.                       2000 and was the
                                                          Executive Vice
                                                          President of Sand Hill
                                                          Advisors, since 1982.
-----------------------------------------------------------------------------------------------
* Leland H. Faust        President of the CSI      N/A    Mr. Faust is President       N/A
445 Bush Street          Equity Fund series and           of CSI Capital
5th Floor                the CSI Fixed Income             Management, Inc., a
San Franciso, CA 94108   Fund series since                registered investment
(58)                     October, 1997.                   adviser, since 1978.
                                                          Mr. Faust is also a
                                                          partner in the law firm
                                                          Taylor & Faust since
                                                          September, 1975.
-----------------------------------------------------------------------------------------------

Eastern European Equity Fund

                                      24

Name, Address and     Position(s) Held with  Number of Principal Occupation(s) Other
Age                   Company and Tenure     Funds in  During the Past 5       Directorships
                                             Company   Years                   by Directors
                                             Overseen                          and Number of
                                                                               Funds in the
                                                                               Complex
                                                                               Overseen
--------------------------------------------------------------------------------------------
Officers (continued):
--------------------------------------------------------------------------------------------
* Stephen Goddard     Vice President of the     N/A    Mr. Goddard has been         N/A
Riverfront Plaza      Company and                      the President and
West Tower            President of the New             principal shareholder
901 East Byrd Street  Market Fund series               of The London
Suite 1350A           since March, 2003                Company, a registered
Richmond, VA 23219                                     investment adviser,
(43)                                                   since its inception and
                                                       has been the portfolio
                                                       manager of the New
                                                       Market Fund series
                                                       since its inception on
                                                       October 1, 1998. Mr.
                                                       Goddard is also a
                                                       director and
                                                       shareholder of Virginia
                                                       Management
                                                       Investment
                                                       Corporation, a
                                                       registered investment
                                                       adviser. Mr. Goddard
                                                       has fifteen years
                                                       experience in senior
                                                       portfolio management,
                                                       security analysis and
                                                       finance.
--------------------------------------------------------------------------------------------
* John T. Connor, Jr. Vice President of the     N/A    Mr. Connor is                N/A
1185 Avenue of the    Company and                      President of Third
Americas              President of the Third           Millennium Investment
32nd Floor            Millennium Russia                Advisors, LLC, a
New York, NY 10036    Fund series since                registered investment
(63)                  October, 1998.                   adviser, since April,
                                                       1998; and Chairman of
                                                       ROSGAL Insurance
                                                       since 1993.
--------------------------------------------------------------------------------------------

Eastern European Equity Fund

                                      25

Name, Address and    Position(s) Held with Number of Principal Occupation(s) Other
Age                  Company and Tenure    Funds in  During the Past 5       Directorships
                                           Company   Years                   by Directors
                                           Overseen                          and Number of
                                                                             Funds in the
                                                                             Complex
                                                                             Overseen
------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------
* Robert J. Sullivan Vice President of the    N/A    Chairman of the              N/A
2608 Goldbug Avenue, Company                         Board, President and
Sullivan's Island,   and President of the            Treasurer of Satuit
SC 29482             GenomicsFund series             Capital Management
(43)                 since January, 2003             Trust, an open-end
                                                     investment
                                                     management company,
                                                     since December, 2000;
                                                     Managing Director and
                                                     Investment Officer of
                                                     Satuit Capital
                                                     Management, LLC, a
                                                     registered investment
                                                     adviser, from June,
                                                     2000 to Present;
                                                     Portfolio Manager and
                                                     Senior Equity Analyst
                                                     at Cadence Capital
                                                     Management from
                                                     1997 to 2000, an
                                                     institutional asset
                                                     management firm.
------------------------------------------------------------------------------------------
* Russell Platt      Vice President of the    N/A    Mr. Platt is Chief           N/A
518 17th Street,     Company and                     Investment Officer &
Suite 1700,          President of the                Portfolio Manager of
Denver, CO 80202     Dividend Capital                Dividend Capital
                     Realty Income Fund              Investments LLC. He is
                     series since                    also Chief Executive
                     December, 2003.                 Officer of Forum
                                                     Partners, an investment
                                                     management firm.
                                                     Previously he was a
                                                     Managing Director of
                                                     Security Capital
                                                     Research and
                                                     Management, Inc.'s
                                                     investment
                                                     management
                                                     subsidiary. Prior to
------------------------------------------------------------------------------------------

Eastern European Equity Fund

                                      26

Name, Address and  Position(s) Held with    Number of Principal Occupation(s)    Other
Age                Company and Tenure       Funds in  During the Past 5          Directorships
                                            Company   Years                      by Directors
                                            Overseen                             and Number of
                                                                                 Funds in the
                                                                                 Complex
                                                                                 Overseen
----------------------------------------------------------------------------------------------
Officers (continued):
----------------------------------------------------------------------------------------------
Russell Platt      Vice President of the       N/A    joining Security                N/A
                   Company and                        Capital, Mr. Platt
                   President of the                   served as President-
                   Dividend Capital                   International of JER
                   Realty Income Fund                 Partners, a real estate
                   series since                       investment company,
                   December, 2003.                    and prior to that,
                                                      served from 1982 to
                                                      1999 at Morgan
                                                      Stanley.
----------------------------------------------------------------------------------------------
Gunter Faschang    Vice President of the       N/A    Mr. Faschang began his          N/A
450 Park Avenue    Company and                        career in September
New York, NY 10022 President of the Eastern           1995 as a registered
(32)               European Equity Fund               trader on the floor of the
                   series since May, 2001.            Frankfurt Stock
                                                      Exchange with Sputz
                                                      AG and Exco-Bierbaum.
                                                      In March 1997 he joined
                                                      Investmentbank Austria,
                                                      Vienna, as a Central
                                                      European equity
                                                      strategist. In January
                                                      1998 Mr. Faschang
                                                      moved to Erste Bank,
                                                      Vienna, as a Central
                                                      European equity
                                                      strategist and sector
                                                      analyst for Russian oil
                                                      stocks, with
                                                      responsibility for
                                                      organizing the Erste
                                                      group's Central
                                                      European research
                                                      effort. In March 2000 he
                                                      was appointed manager
                                                      of Erste-Sparinvest's
                                                      Danubia Fund. In July
                                                      2001 Mr. Faschang
                                                      joined Vontobel Asset

Eastern European Equity Fund

                                      27

Name, Address and Position(s) Held with    Number of Principal Occupation(s)  Other
Age               Company and Tenure       Funds in  During the Past 5        Directorships
                                           Company   Years                    by Directors
                                           Overseen                           and Number of
                                                                              Funds in the
                                                                              Complex
                                                                              Overseen
-------------------------------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------------------------------
 Gunter Faschang  Vice President of the       N/A    Management AG as              N/A
                  Company and                        head of Eastern
                  President of the Eastern           European equity
                  European Equity Fund               management and
                  series since May, 2001.            research, and was at the
                                                     same time appointed a
                                                     Vice President of
                                                     Vontobel Asset
                                                     Management, a
                                                     registered investment
                                                     advisor.

(1) - Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to GenomicsFund series of the Company; (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.

* - Officer of the Company and also affiliated with an investment advisor to a fund of the Company.

Eastern European Equity Fund

                                      28

Eastern European Equity Fund
SUPPLEMENTAL INFORMATION Continued
(Unaudited)

A. Proxy Voting Information (unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

B. Portfolio Holdings (unaudited)
Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

Eastern European Equity Fund

                                      29

Investment Adviser:

   Commonwealth Capital Management, LLC
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Eastern European Equity Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (800) 527-9525 Toll Free or locate us on the web at worldfundsonline.com.

                                 Annual Report
                                to Shareholders

                               EASTERN EUROPEAN
                                  EQUITY FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                               December 31, 2004







ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,000 for 2003 and $21,000 for 2004.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2003 and $2,500 for 2004.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2003 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Eastern European Equity Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2003 and $0 for 2004.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.       [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)
Date:         March 11, 2005



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         March 11, 2005


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                John Pasco, III, Chief Financial Officer
                                (principal financial officer)

Date:         March 11, 2005


* Print the name and title of each signing officer under his or her signature.